ADDITIONAL INFORMATION-FINANCIAL STATEMENT (Schedule of Parent Company Statements of Comprehensive (Loss)/Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other comprehensive (loss) income, net of tax:
Change in cumulative foreign currency translation adjustment	$ 35,716	$ (24,140)	$ (11,478)
Comprehensive income (loss) attributable to Parent Company	(120,733)	(88,845)	138,760
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(156,476)	(65,625)	149,647
Other comprehensive (loss) income, net of tax:
Change in cumulative foreign currency translation adjustment	35,743	(23,220)	(10,887)
Comprehensive income (loss) attributable to Parent Company	$ (120,733)	$ (88,845)	$ 138,760